Earnings per share - Weighted average number of shares outstanding reconciliation (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
bp shareholders	$ (20,305)	$ 4,026	$ 9,383
Less: dividend requirements on preference shares	1	1	1
Profit for the year attributable to bp ordinary shareholders	$ (20,306)	$ 4,025	$ 9,382
Ordinary Shares
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	20,221,514	20,284,859	19,970,215
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	0	114,811	132,278
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	20,221,514	20,399,670	20,102,493
American Depositary Share
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	3,370,252	3,380,809	3,328,369
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	0	19,136	22,046
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	3,370,252	3,399,945	3,350,415